Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Reconciliation of the change in the amount of unrecognized tax benefits

($ in millions)	2011	2010	2009
Balance – beginning of year	$25	$22	$21
Increase for tax positions taken in a prior year	—	1	—
Decrease for tax positions taken in a prior year	—	—	—
Increase for tax positions taken in the current year	—	2	1
Decrease for tax positions taken in the current year	—	—	—
(Decrease) increase for settlements	—	—	—
Reductions due to lapse of statute of limitations	—	—	—

Balance – end of year	$25	$25	$22

Components of the deferred income tax assets and liabilities

($ in millions)	2011	2010
Deferred assets
Unearned premium reserves	$656	$637
Difference in tax bases of invested assets	564	521
Discount on loss reserves	315	310
Pension	255	229
Alternative minimum tax credit carryforward	255	168
Accrued compensation	213	201
Net operating loss carryforwards	203	—
Other postretirement benefits	188	157
Life and annuity reserves	10	227
Other assets	84	70

Total deferred assets	2,743	2,520
Valuation allowance	(67)	(6)

Net deferred assets	2,676	2,514
Deferred liabilities
DAC	(897)	(937)
Unrealized net capital gains	(757)	(511)
Other intangible assets	(142)	(6)
Other liabilities	(158)	(61)

Total deferred liabilities	(1,954)	(1,515)

Net deferred asset	$722	$999

Components of income tax expense (benefit)

($ in millions)	2011	2010	2009
Current	$14	$133	$(18)
Deferred	158	56	430

Total income tax expense	$172	$189	$412

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax-exempt income	(13.6)	(16.1)	(19.4)
Tax credits	(2.1)	(0.5)	—
Dividends received deduction	(1.8)	(1.5)	(1.2)
Adjustment to prior year tax liabilities	(0.8)	(0.2)	(2.6)
Other	1.2	0.5	0.8
Valuation allowance	—	—	19.1

Effective income tax rate	17.9%	17.2%	31.7%